FAIR VALUE OF FINANCIAL INSTRUMENTS - Change in Balance of Fair Value Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial Assets
Balance, beginning of period	$ 33,281
Balance, end of period	41,335	$ 33,281
Financial Liabilities
Balance, beginning of period	187,156
Balance, end of period	197,540	187,156
Level 3
Financial Assets
Balance, beginning of period	1,780
Balance, end of period	2,369	1,780
Financial Liabilities
Balance, beginning of period	2,542
Balance, end of period	2,104	2,542
At fair value | Level 3
Financial Assets
Balance, beginning of period	1,780	795
Fair value changes in net income	(92)	278
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, assets	15	(10)
Additions, net of disposals	(331)	264
Balance, end of period	2,369	1,780
Financial Liabilities
Balance, beginning of period	2,542	2,299
Fair value changes in net income	(111)	(27)
Fair value changes in other comprehensive income	4	6
Additions, net of disposals	666	717
Balance, end of period	$ 2,104	$ 2,542